CREDIT FACILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Credit Facilities
Schedule of short-term bank loans
Institute		Interest	Collateral/ December 31,		December 31,
name	Maturities	rate	Guarantee	2024	2023
Xiamen Rural Commercial Bank	January 2025	6.58%	Guarantee by 14 property rights	146,341	273,713
Total				$146,341	$273,713